Label	Element	Value
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-DailyMoneyPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | InterestRateChangesMember | Fidelity Treasury Only Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | InterestRateChangesMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | ForeignExposureMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Treasury Only Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IssuerSpecificChangesMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityHerefordStreetTrustFunds-RetailComboPRO | FinancialServicesConcentrationMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IncomeRiskMember | Fidelity Treasury Only Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityHerefordStreetTrustFunds-RetailComboPRO | IncomeRiskMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityFlexGovernmentMoneyMarketFund-PRO | InterestRateChangesMember | Fidelity Flex Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityFlexGovernmentMoneyMarketFund-PRO | IssuerSpecificChangesMember | Fidelity Flex Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityFlexGovernmentMoneyMarketFund-PRO | IncomeRiskMember | Fidelity Flex Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelitySeriesTreasuryBillIndexFund-PRO | InterestRateChangesMember | Fidelity Series Treasury Bill Index Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
FidelitySeriesTreasuryBillIndexFund-PRO | PassiveManagementRiskMember | Fidelity Series Treasury Bill Index Fund
Risk Text Block	rr_RiskTextBlock	Passive Management Risk. The fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities, regardless of the current or projected performance of the fund's index or of the actual securities included in the index. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the fund's performance could be lower than actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline or a decline in the value of one or more issuers. The fund will be concentrated to approximately the same extent that the fund's index concentrates in the securities of issuers in a particular industry or group of industries.
FidelitySeriesTreasuryBillIndexFund-PRO | CorrelationToIndexMember | Fidelity Series Treasury Bill Index Fund
Risk Text Block	rr_RiskTextBlock	Correlation to Index. The performance of the fund and its underlying index may vary somewhat due to factors such as fees and expenses of the fund, transaction costs, sample selection, regulatory restrictions, and timing differences associated with additions to and deletions from the index. Errors in the construction or calculation of the index may occur from time to time and may not be identified and corrected for some period of time, which may have an adverse impact on the fund and its shareholders.
FidelitySeriesTreasuryBillIndexFund-PRO | IssuerSpecificChangesMember | Fidelity Series Treasury Bill Index Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-ClassSPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-K6PRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-K6PRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-K6PRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-AdvisorMPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | InterestRateChangesMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | ForeignExposureMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Foreign Exposure. Entities located in foreign countries can be affected by adverse political, regulatory, market, or economic developments in those countries.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | IssuerSpecificChangesMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | FinancialServicesConcentrationMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Financial Services Concentration. Changes in government regulation and interest rates and economic downturns can have a significant negative effect on issuers in the financial services sector, including the price of their securities or their ability to meet their payment obligations.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFundFidelityMoneyMarketFund-PremiumComboPRO | IncomeRiskMember | Fidelity Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | InterestRateChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Interest Rate Changes. Interest rate increases can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | IssuerSpecificChangesMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Issuer-Specific Changes. A decline in the credit quality of an issuer or a provider of credit support or a maturity-shortening structure for a security can cause the price of a money market security to decrease.
FidelityGovernmentMoneyMarketFund-CapitalReservesPRO | IncomeRiskMember | Fidelity Government Money Market Fund
Risk Text Block	rr_RiskTextBlock	Income Risk. A low or negative interest rate environment can adversely affect the fund's yield.